Commitments and Contingencies (Details) - USD ($)	Mar. 15, 2021	Mar. 12, 2021	Mar. 31, 2023	Dec. 31, 2022	Oct. 05, 2022	Dec. 31, 2021
Commitments and Contingencies
Deferred underwriting fee			$ 11,672,500	$ 11,672,500		$ 11,672,500
Initial Public Offering
Commitments and Contingencies
Percentage of deferred underwriting fee	3.50%
Deferred underwriting fee	$ 11,672,500		$ 11,672,500	$ 11,672,500
Deferred underwriting fee	$ 11,672,500
Over-allotment option
Commitments and Contingencies
Term for underwriters to purchase units to cover over-allotments		45 days
Maximum number of shares issued to underwriters		4,500,000
Underwriter partially exercised option to purchase		3,350,000
Fixed underwriter discount		$ 6,670,000
Underwriter forfeited remaining units	1,150,000
Private Placement | Business Combination Agreement with AON
Commitments and Contingencies
Maximum amount of authorization of new shares of preferred stock for issuance					$ 100,000,000